Change of Functional Currency and Presentation Currency (Tables)	12 Months Ended
Dec. 31, 2018
Change Of Functional Currency And Presentation Currency [Abstract]
Summary of Statements of Comprehensive Income

	12-31-2016
	As reported	As Restated
Comprehensive Income	ThCh$	ThUS$
Total Revenue and Other Operating Income	5,167,837,226	7,642,582
Raw materials and consumables used	(2,615,650,061)	(3,868,218)
Contribution Margin	2,552,187,165	3,774,364
Operating income	1,217,155,025	1,800,020
Income before taxes	930,483,597	1,376,069
Income tax expense, discontinued operations	(359,368,522)	(531,461)
NET INCOME FROM CONTINUING OPERATIONS	571,115,075	844,608
Net income from discontinued operations	115,130,387	170,263
NET INCOME	686,245,462	1,014,871
Other Comprehensive Income	133,302,988	197,139
TOTAL COMPREHENSIVE INCOME	819,548,450	1,212,010

Net income attributable to:
Shareholders of Enel Américas	383,059,534	566,497
Non-controlling interests	303,185,928	448,374
NET INCOME	686,245,462	1,014,871

Comprehensive income attributable to:
Shareholders of Enel Américas	533,275,016	788,647
Non-controlling interests	286,273,434	423,363
TOTAL COMPREHENSIVE INCOME	819,548,450	1,212,010

Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations	6.1300	0.00907
Basic and diluted earnings per share from discontinued operations	1.5700	0.00232
Basic and diluted earnings per share	7.7000	0.01139
Weighted average number of shares of common stock	49,768,783,340	49,768,783,340